Employee Benefits - Expected Benefit Payments to Retirees (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Pension
Defined Benefit Plan Disclosure [Line Items]
2020	$ 2,227
2021	1,680
2022	1,620
2023	1,577
2024	1,072
2025-2029	5,248
Health Care and Life
Defined Benefit Plan Disclosure [Line Items]
2020	961
2021	947
2022	930
2023	968
2024	951
2025-2029	$ 4,569